                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-4743
                      (Investment Company Act File Number)

                       Federated Equity Income Fund, Inc.
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 3/31/04

               Date of Reporting Period: Six months ended 9/30/03

Item 1. Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Equity Income Fund, Inc.

Established 1986

17TH SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2003

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended March 31,
	9/30/2003	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$12.21	$16.66	$16.96	$23.69	$19.49	$19.14
Income From Investment Operations:
Net investment income	0.17	0.27	0.25	0.34	0.27	0.31
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	1.94	(4.48)	(0.26)	(6.26)	4.20	1.54

TOTAL FROM INVESTMENT OPERATIONS	2.11	(4.21)	(0.01)	(5.92)	4.47	1.85

Less Distributions:
Distributions from net investment income	(0.15)	(0.24)	(0.29)	(0.34)	(0.27)	(0.30)
Distributions from net realized gain on investments, futures contracts, options and foreign currency transactions	--	--	--	(0.47)	(0.00)[1]	(1.20)

TOTAL DISTRIBUTIONS	(0.15)	(0.24)	(0.29)	(0.81)	(0.27)	(1.50)

Net Asset Value, End of Period	$14.17	$12.21	$16.66	$16.96	$23.69	$19.49

Total Return[2]	17.27%	(25.36)%	(0.07)%	(25.58)%	23.14%	10.18%

Ratios to Average Net Assets:

Expenses	1.18%[3,4]	1.17%[4]	1.10%	1.07%	1.10%	1.11%

Net investment income	2.42%[3]	1.93%	1.49%	1.65%	1.28%	1.66%

Expense waiver/reimbursement[5]	0.00%[3,6]	0.00%[6]	0.00%[6]	0.00%[6]	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$598,359	$549,359	$923,647	$1,077,582	$1,187,734	$932,544

Portfolio turnover	33%	123%	86%	85%	58%	69%

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the six months ended September 30, 2003 and the year ended March 31, 2003 are 1.16% and 1.15%, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended March 31,
	9/30/2003	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$12.21	$16.65	$16.96	$23.68	$19.49	$19.15
Income From Investment Operations:
Net investment income	0.12	0.17	0.12	0.18	0.12	0.17
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	1.92	(4.47)	(0.27)	(6.25)	4.19	1.54

TOTAL FROM INVESTMENT OPERATIONS	2.04	(4.30)	(0.15)	(6.07)	4.31	1.71

Less Distributions:
Distributions from net investment income	(0.09)	(0.14)	(0.16)	(0.18)	(0.12)	(0.17)
Distributions from net realized gain on investments, futures contracts, options and foreign currency transactions	--	--	--	(0.47)	(0.00)[1]	(1.20)

TOTAL DISTRIBUTIONS	(0.09)	(0.14)	(0.16)	(0.65)	(0.12)	(1.37)

Net Asset Value, End of Period	$14.16	$12.21	$16.65	$16.96	$23.68	$19.49

Total Return[2]	16.75%	(25.89)%	(0.88)%	(26.11)%	22.18%	9.32%

Ratios to Average Net Assets:

Expenses	1.93%[3,4]	1.92%[4]	1.85%	1.82%	1.85%	1.86%

Net investment income	1.67%[3]	1.16%	0.74%	0.89%	0.53%	0.91%

Expense waiver/reimbursement[5]	0.00%[3,6]	0.00%[6]	0.00%[6]	0.00%[6]	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$588,848	$551,204	$1,021,453	$1,225,097	$1,537,957	$1,262,258

Portfolio turnover	33%	123%	86%	85%	58%	69%

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the six months ended September 30, 2003 and the year ended March 31, 2003 are 1.91% and 1.90%, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended March 31,
	9/30/2003	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$12.21	$16.66	$16.96	$23.69	$19.50	$19.15
Income From Investment Operations:
Net investment income	0.12	0.17	0.12	0.18	0.12	0.17
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	1.93	(4.48)	(0.26)	(6.26)	4.19	1.54

TOTAL FROM INVESTMENT OPERATIONS	2.05	(4.31)	(0.14)	(6.08)	4.31	1.71

Less Distributions:
Distributions from net investment income	(0.09)	(0.14)	(0.16)	(0.18)	(0.12)	(0.16)
Distributions from net realized gain on investments, futures contracts, options and foreign currency transactions	--	--	--	(0.47)	(0.00)[1]	(1.20)

TOTAL DISTRIBUTIONS	(0.09)	(0.14)	(0.16)	(0.65)	(0.12)	(1.36)

Net Asset Value, End of Period	$14.17	$12.21	$16.66	$16.96	$23.69	$19.50

Total Return[2]	16.84%	(25.94)%	(0.83)%	(26.14)%	22.17%	9.37%

Ratios to Average Net Assets:

Expenses	1.93%[3,4]	1.92%[4]	1.85%	1.82%	1.85%	1.86%

Net investment income	1.67%[3]	1.16%	0.74%	0.90%	0.53%	0.91%

Expense waiver/reimbursement[5]	0.00%[3,6]	0.00%[6]	0.00%[6]	0.00%[6]	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$90,068	$85,242	$160,217	$213,472	$249,004	$196,583

Portfolio turnover	33%	123%	86%	85%	58%	69%

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the six months ended September 30, 2003 and the year ended March 31, 2003 are 1.91% and 1.90%, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended March 31,
	9/30/2003	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$12.22	$16.67	$16.97	$23.70	$19.50	$19.15
Income From Investment Operations:
Net investment income	0.15	0.24	0.21	0.29	0.22	0.27
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	1.94	(4.48)	(0.27)	(6.27)	4.20	1.54

TOTAL FROM INVESTMENT OPERATIONS	2.09	(4.24)	(0.06)	(5.98)	4.42	1.81

Less Distributions:
Distributions from net investment income	(0.13)	(0.21)	(0.24)	(0.28)	(0.22)	(0.26)
Distributions from net realized gain on investments, futures contracts, options and foreign currency transactions	--	--	--	(0.47)	(0.00)[1]	(1.20)

TOTAL DISTRIBUTIONS	(0.13)	(0.21)	(0.24)	(0.75)	(0.22)	(1.46)

Net Asset Value, End of Period	$14.18	$12.22	$16.67	$16.97	$23.70	$19.50

Total Return[2]	17.10%	(25.54)%	(0.32)%	(25.76)%	22.82%	9.90%

Ratios to Average Net Assets:

Expenses	1.43%[3,4]	1.42%[4]	1.35%	1.32%	1.35%	1.36%

Net investment income	2.17%[3]	1.66%	1.24%	1.39%	1.03%	1.41%

Expense waiver/reimbursement[5]	0.00%[3,6]	0.00%[6]	0.00%[6]	0.00%[6]	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$47,776	$43,366	$81,067	$103,323	$147,313	$127,676

Portfolio turnover	33%	123%	86%	85%	58%	69%

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the six months ended September 30, 2003 and the year ended March 31, 2003 are 1.41% and 1.40%, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

September 30, 2003 (unaudited)

Shares			Value
		COMMON STOCKS--81.2%
		Consumer Discretionary--4.9%
385,000		Delphi Auto Systems Corp.	$3,484,250
437,100		Eastman Kodak Co.	9,152,874
276,800		Leggett and Platt, Inc.	5,987,184
966,800		Limited, Inc.	14,579,344
137,100		May Department Stores Co.	3,376,773
261,400		Maytag Corp.	6,527,158
691,500		Pearson PLC, ADR	6,617,655
257,500		Sears, Roebuck & Co.	11,260,475
124,700		Stanley Works	3,681,144

		TOTAL	64,666,857

		Consumer Staples--7.4%
145,400		Albertson's, Inc.	2,990,878
251,700		Altria Group, Inc.	11,024,460
581,400		Archer-Daniels-Midland Co.	7,622,154
156,000		Cadbury Schweppes PLC, ADR	3,914,040
80,100		Clorox Co.	3,674,187
324,300		Coca-Cola Co.	13,931,928
305,000		ConAgra, Inc.	6,478,200
172,700		Dial Corp.	3,719,958
335,800		Kimberly-Clark Corp.	17,233,256
340,200		Kraft Foods, Inc., Class A	10,035,900
131,800		Nestle SA, ADR	7,597,334
353,200		Sara Lee Corp.	6,484,752
64,100		Unilever N.V., ADR	3,793,438

		TOTAL	98,500,485

Shares			Value
		COMMON STOCKS--continued
		Energy--11.2%
110,400		Ashland, Inc.	$3,626,640
635,200		BP PLC, ADR	26,741,920
490,900		ChevronTexaco Corp.	35,074,805
333,000		Diamond Offshore Drilling, Inc.	6,360,300
183,000		ENI SpA, ADR	14,004,990
1,206,700		Exxon Mobil Corp.	44,165,220
139,100		Halliburton Co.	3,373,175
153,500		Kerr-McGee Corp.	6,852,240
165,200		Marathon Oil Corp.	4,708,200
42,200		Total Fina SA, Class B, ADR	3,198,760

		TOTAL	148,106,250

		Financials--30.4%
410,643		Ace Ltd.	13,584,070
276,300		Allstate Corp.	10,093,239
130,500		American International Group, Inc.	7,529,850
644,000		Amvescap PLC, ADR	9,782,360
97,100		BB&T Corp.	3,486,861
226,600		Bank of America Corp.	17,683,864
559,300		Bank of New York Co., Inc.	16,281,223
225,800		Barclays Bank PLC, ADR	6,999,800
1,229,400		Citigroup, Inc.	55,949,994
371,000		Comerica, Inc.	17,288,600
175,700		Fifth Third Bancorp	9,746,079
860,300		FleetBoston Financial Corp.	25,938,045
863,600		J.P. Morgan Chase & Co.	29,647,388
167,200		Jefferson-Pilot Corp.	7,420,336
337,800		Lincoln National Corp.	11,951,364
121,500		Lloyds TSB Group PLC, ADR	3,359,475
586,900		MBNA Corp.	13,381,320
68,500		Marsh & McLennan Cos., Inc.	3,261,285
282,000		Morgan Stanley	14,229,720
204,600		National City Corp.	6,027,516
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
259,300		National Commerce Financial Corp.	$6,451,384
356,100		Nationwide Financial Services, Inc., Class A	11,160,174
210,000		Protective Life Corp.	6,268,500
153,100		Public Storage, Inc.	6,006,113
337,800		Sun Life Financial Services of Canada	7,313,370
112,200		SunTrust Banks, Inc.	6,773,514
219,400		Travelers Property Casualty Corp., Class B	3,484,072
1,361,000		U.S. Bancorp	32,650,390
84,000		Vornado Realty Trust	4,035,360
539,400		Wells Fargo & Co.	27,779,100
120,600		Willis Group Holdings Ltd.	3,708,450
74,300		Zions Bancorp	4,149,655

		TOTAL	403,422,471

		Healthcare--5.7%
234,900		Abbott Laboratories	9,994,995
255,000		Bristol-Myers Squibb Co.	6,543,300
159,500		CIGNA Corp.	7,121,675
72,700		GlaxoSmithKline PLC, ADR	3,082,480
142,800		Johnson & Johnson	7,071,456
440,600		Merck & Co., Inc.	22,303,172
636,700		Pfizer, Inc.	19,342,946

		TOTAL	75,460,024

		Industrials--5.6%
63,200		Avery Dennison Corp.	3,192,864
114,100		Boeing Co.	3,917,053
237,800		Burlington Northern Santa Fe	6,865,286
173,500		Donnelley (R.R.) & Sons Co.	4,314,945
129,700		Dover Corp.	4,587,489
63,300		Emerson Electric Co.	3,332,745
458,500		General Electric Co.	13,667,885
420,400		Honeywell International, Inc.	11,077,540
84,200		Pitney Bowes, Inc.	3,226,544
Shares			Value
		COMMON STOCKS--continued
		Industrials--continued
345,900		Quebecor World, Inc.	$6,447,576
273,700		ServiceMaster Co.	2,808,162
359,800		TPG NV, ADR	6,886,572
86,100		Textron, Inc.	3,396,645

		TOTAL	73,721,306

		Information Technology--2.2%
976,000		Hewlett-Packard Co.	18,895,360
649,600		Nokia Oyj, Class A, ADR	10,133,760

		TOTAL	29,029,120

		Materials--3.4%
107,700		Akzo Nobel NV, ADR	3,376,395
145,300		Alcoa, Inc.	3,801,048
140,192		Cemex S.A. de C.V., ADR	3,497,790
406,900		Du Pont (E.I.) de Nemours & Co.	16,280,069
95,500		Eastman Chemical Co.	3,199,250
170,800		Monsanto Co.	4,088,952
76,300		Nucor Corp.	3,500,644
111,200		Peabody Energy Corp.	3,488,344
273,000		Stora Enso Oyj, ADR	3,341,520

		TOTAL	44,574,012

		Telecommunication Services--6.3%
159,600		AT&T Corp.	3,439,380
646,900		BellSouth Corp.	15,318,592
900		Portugal Telecom SGPS SA, ADR	7,083
1,033,200		SBC Communications, Inc.	22,988,700
507,600		Sprint Corp.	7,664,760
216,900		Telefonos de Mexico, Class L, ADR	6,626,295
249,100		Telstra Corp. Ltd., ADR	4,022,965
722,500		Verizon Communications, Inc.	23,437,900

		TOTAL	83,505,675

Shares			Value
		COMMON STOCKS--continued
		Utilities--4.1%
67,100		E.On AG, ADR	$3,274,480
169,400		Exelon Corp.	10,756,900
219,900		National Grid Group PLC, ADR	7,184,133
97,800		NICOR, Inc.	3,436,692
327,927		NiSource, Inc.	6,551,982
223,900		Northeast Utilities Co.	4,012,288
195,600		Pinnacle West Capital Corp.	6,943,800
239,700		RWE AG, ADR	6,364,466
404,800		Suez SA, ADR	6,436,320

		TOTAL	54,961,061

		TOTAL COMMON STOCKS (IDENTIFIED COST $1,002,539,283)	1,075,947,261

		PREFERRED STOCKS--8.4%
		Consumer Discretionary--0.9%
415,000		General Motors Corp., Conv. Pfd., (Series C), $1.68, Annual Dividend	11,184,250

		Energy--0.2%
71,500		Kerr-McGee Corp., DECS, $1.83, Annual Dividend	3,091,660

		Financials--1.2%
191,000		Chubb Corp., PRIDES, $1.01, Annual Dividend	5,300,250
65,700		Hartford Financial Services Group, Inc., PRIDES, (Series D), $3.23, Annual Dividend	3,674,601
133,200		Washington Mutual, Inc., Conv. Pfd., $2.69, Annual Dividend	7,259,400

		TOTAL	16,234,251

		Industrials--0.4%
109,700		Raytheon Co., DECS, $4.13, Annual Dividend	5,808,615

		Information Technology--1.2%
608,700		Electronic Data Systems Corp., PRIDES, (Series I), $3.81, Annual Dividend	12,454,002
97,400		Motorola, Inc., Conv. Pfd., $3.50, Annual Dividend	3,693,408

		TOTAL	16,147,410

Shares			Value
		PREFERRED STOCKS--continued
		Materials--1.7%
216,600		Boise Cascade Corp., Conv. Pfd., $3.75, Annual Dividend	$9,803,316
125,200		International Paper Co., Cumulative Conv. Pfd., $2.63, Annual Dividend	6,157,086
131,000		Temple-Inland, Inc., DECS, $3.75, Annual Dividend	6,399,350

		TOTAL	22,359,752

		Telecommunication Services--0.5%
134,300		Alltel Corp., DECS, $3.88, Annual Dividend	6,565,927

		Utilities--2.3%
214,000		American Electric Power Co., Inc., DECS, $4.63, Annual Dividend	9,533,700
197,700		CenterPoint Energy, Inc., Conv. Pfd., $1.17, Annual Dividend	5,660,151
542,000		Duke Energy Corp., PRIDES, (Series B), $2.00, Annual Dividend	7,772,280
121,800		Public Service Enterprises Group, Inc., PRIDES, $5.13, Annual Dividend	7,284,858

		TOTAL	30,250,989

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $100,240,540)	111,642,854

		MUTUAL FUND--10.4%
137,087,239	[1]	Prime Value Obligations Fund, IS Shares (at net asset value)	137,087,239

		TOTAL INVESTMENTS--100.0% (IDENTIFIED COST $1,239,867,062)[2]	1,324,677,354

		OTHER ASSETS AND LIABILITIES - NET--0.0%	373,777

		TOTAL NET ASSETS--100%	$1,325,051,131

1 Affiliated company.

2 The cost of investments for federal tax purposes amounts to $1,239,867,062.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2003.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
DECS	--Dividend Enhanced Convertible Stock
PRIDES	--Preferred Redeemable Increased Dividend Equity Securities

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2003 (unaudited)

Assets:
Total investments in securities, at value including $137,087,239 of investments in affiliated issuer (identified cost $1,239,867,062)		$1,324,677,354
Income receivable		2,688,212
Receivable for shares sold		1,120,244

TOTAL ASSETS		1,328,485,810

Liabilities:
Payable for shares redeemed	$2,165,972
Income distribution payable	38
Payable to bank	106,660
Payable for transfer and disbursing agent fees and expenses (Note 5)	296,695
Payable for Directors'/Trustees' fees	2,851
Payable for portfolio accounting fees (Note 5)	16,823
Payable for distribution services fee (Note 5)	438,744
Payable for shareholder services fee (Note 5)	278,279
Accrued expenses	128,617

TOTAL LIABILITIES		3,434,679

Net assets for 93,542,230 shares outstanding		$1,325,051,131

Net Assets Consist of:
Paid in capital		$1,715,506,031
Net unrealized appreciation of investments, futures contracts, options and translation of assets and liabilities in foreign currency		84,811,510
Accumulated net realized loss on investments, futures contracts, options and foreign currency transactions		(479,867,063)
Undistributed net investment income		4,600,653

TOTAL NET ASSETS		$1,325,051,131

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($598,359,102 ÷ 42,234,646 shares outstanding)		$14.17

Offering price per share (100/94.50 of $14.17)[1]		$14.99

Redemption proceeds per share		$14.17

Class B Shares:
Net asset value per share ($588,847,674 ÷ 41,582,051 shares outstanding)		$14.16

Offering price per share		$14.16

Redemption proceeds per share (94.50/100 of $14.16)[1]		$13.38

Class C Shares:
Net asset value per share ($90,068,259 ÷ 6,356,649 shares outstanding)		$14.17

Offering price per share (100/99.00 of $14.17)[1]		$14.31

Redemption proceeds per share (99.00/100 of $14.17)[1]		$14.03

Class F Shares:
Net asset value per share ($47,776,096 ÷ 3,368,884 shares outstanding)		$14.18

Offering price per share (100/99.00 of $14.18)[1]		$14.32

Redemption proceeds per share (99.00/100 of $14.18)[1]		$14.04

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended September 30, 2003 (unaudited)

Investment Income:
Dividends (including $699,682 received from affiliated issuer and net of foreign taxes withheld of $346,470)			$23,985,994
Interest (including income on securities loaned of $50,122)			175,417

TOTAL INCOME			24,161,411

Expenses:
Investment adviser fee (Note 5)		$4,043,764
Administrative personnel and services fee (Note 5)		506,819
Custodian fees		31,307
Transfer and dividend disbursing agent fees and expenses (Note 5)		1,368,501
Directors'/Trustees' fees		8,753
Auditing fees		8,848
Legal fees		3,657
Portfolio accounting fees (Note 5)		94,428
Distribution services fee--Class B Shares (Note 5)		2,258,652
Distribution services fee--Class C Shares (Note 5)		346,637
Distribution services fee--Class F Shares (Note 5)		60,182
Shareholder services fee--Class A Shares (Note 5)		756,290
Shareholder services fee--Class B Shares (Note 5)		752,884
Shareholder services fee--Class C Shares (Note 5)		115,546
Shareholder services fee--Class F Shares (Note 5)		60,182
Share registration costs		42,738
Printing and postage		128,749
Insurance premiums		1,527
Taxes		79,933
Miscellaneous		9,315

TOTAL EXPENSES		10,678,712

Reimbursements and Expense Reduction:
Reimbursement of investment adviser fee (Note 5)	$(7,635)
Fees paid indirectly from directed broker arrangements (Note 5)	(153,473)
Reimbursement of other operating expenses	(16,617)

TOTAL REIMBURSEMENTS AND EXPENSE REDUCTION		(177,725)

Net expenses			10,500,987

Net investment income			13,660,424

Realized and Unrealized Gain on Investments, Futures Contracts, Options and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			55,552,280
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			136,972,021

Net realized and unrealized gain on investments, futures contracts, options and foreign currency transactions			192,524,301

Change in net assets resulting from operations			$206,184,725

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2003	Year Ended 3/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,660,424	$23,792,139
Net realized gain (loss) on investments, futures contracts, options and foreign currency transactions	55,552,280	(215,397,653)
Net change in unrealized appreciation/depreciation of investments, futures contracts, options and translation of assets and liabilities in foreign currency	136,972,021	(330,025,697)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	206,184,725	(521,631,211)

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(6,294,011)	(11,865,492)
Class B Shares	(4,046,984)	(7,003,156)
Class C Shares	(620,806)	(1,081,675)
Class F Shares	(435,580)	(849,938)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,397,381)	(20,800,261)

Share Transactions:
Proceeds from sale of shares	125,984,091	134,406,476
Net asset value of shares issued to shareholders in payment of distributions declared	9,908,438	17,806,777
Cost of shares redeemed	(234,799,188)	(566,995,470)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(98,906,659)	(414,782,217)

Change in net assets	95,880,685	(957,213,689)

Net Assets:
Beginning of period	1,229,170,446	2,186,384,135

End of period (including undistributed net investment income of $4,600,653 and $2,337,610, respectively)	$1,325,051,131	$1,229,170,446

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2003 (unaudited)

1. ORGANIZATION

Federated Equity Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A, Class B, Class C and Class F Shares. The investment objective of the Fund is to provide above average income and capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

U.S. government securities and listed corporate bonds are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended September 30, 2003, the Fund had no realized gain (loss) on futures contracts.

At September 30, 2003, the Fund had no outstanding futures contracts.

Written Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put, the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended September 30, 2003, the Fund had no realized gain (loss) on written options.

At September 30, 2003, the Fund had no outstanding written options.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

At September 30, 2003, the Fund had no outstanding securities on loan.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At September 30, 2003, par value shares ($0.01 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	500,000,000
Class B Shares	500,000,000
Class C Shares	500,000,000
Class F Shares	500,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 9/30/2003		Year Ended 3/31/2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	7,213,577	$96,295,096	6,575,081	$88,716,880
Shares issued to shareholders in payment of distributions declared	402,421	5,623,869	776,109	10,385,760
Shares redeemed	(10,362,383)	(140,161,619)	(17,810,929)	(240,358,727)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,746,385)	$(38,242,654)	(10,459,739)	$(141,256,087)

	Six Months Ended 9/30/2003		Year Ended 3/31/2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,073,247	$15,053,752	1,849,297	$25,427,464
Shares issued to shareholders in payment of distributions declared	250,010	3,489,729	453,160	6,002,374
Shares redeemed	(4,890,796)	(68,035,891)	(18,496,338)	(250,845,974)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(3,567,539)	$(49,492,410)	(16,193,881)	$(219,416,136)

	Six Months Ended 9/30/2003		Year Ended 3/31/2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	424,026	$5,740,001	684,713	$9,165,731
Shares issued to shareholders in payment of distributions declared	32,994	460,860	58,377	773,942
Shares redeemed	(1,079,626)	(14,843,451)	(3,381,204)	(46,212,067)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(622,606)	$(8,642,590)	(2,638,114)	$(36,272,394)

	Six Months Ended 9/30/2003		Year Ended 3/31/2003
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	634,719	$8,895,242	842,981	$11,096,401
Shares issued to shareholders in payment of distributions declared	23,854	333,980	48,195	644,701
Shares redeemed	(837,249)	(11,758,227)	(2,205,565)	(29,578,702)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(178,676)	$(2,529,005)	(1,314,389)	$(17,837,600)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(7,115,206)	$(98,906,659)	(30,606,123)	$(414,782,217)

4. FEDERAL TAX INFORMATION

At September 30, 2003, the cost of investments for federal tax purposes was $1,239,867,062. The net unrealized appreciation of investments for federal tax purposes, excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $84,810,292. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $127,307,988 and net unrealized depreciation from investments for those securities having an excess of cost over value of $42,497,696.

At March 31, 2003, the Fund had a capital loss carryforward of $444,158,054 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$318,431,224

2011	$ 125,726,830

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned by the Fund are recorded as income in the accompanying financial statements and totaled $699,682 for the period.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003, the Directors approved a new Agreement. Effective November 1, 2003, the fee paid to FServ will be based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during the fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B, Class C and Class F Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.50%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2003, Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended September 30, 2003, FSC retained $106,969 in sales charges from the sale of Class A Shares. FSC also retained $833 of contingent deferred sales charges relating to redemptions of Class C Shares and $1,388 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended September 30, 2003, the Fund's expenses were reduced by $153,473 under these arrangements.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended September 30, 2003, were as follows:

Purchases	$401,976,369

Sales	$576,415,113

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. SUBSEQUENT EVENT

On November 13, 2003, the Directors approved the change of the Fund's fiscal year end from March 31 to November 30.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Equity Income Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313915100
Cusip 313915209
Cusip 313915308
Cusip 313915407

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

8110102 (11/03)

Item 2. Code of Ethics

        Not Applicable

Item 3. Audit Committee Financial Expert

        Not Applicable

Item 4. Principal Accountant Fees and Services

        Not Applicable

Item 5. Audit Committee of Listed Registrants

        Not Applicable

Item 6. [Reserved]

Item 7.  Disclosure  of Proxy Voting  Policies  and  Procedures  for  Closed-End
         Management Investment Companies

         Not Applicable

Item 8. [Reserved]

Item 9. Controls and Procedures

     (a)  The  registrant's  President and  Treasurer  have  concluded  that the registrant's  disclosure  controls and  procedures (as defined in rule
          30a-3(c)  under the Act) are effective in design and operation and are sufficient  to form the basis of the  certifications  required by Rule
          30a-(2) under the Act, based on their  evaluation of these  disclosure controls  and  procedures  within 90 days of the  filing  date of this report on Form N-CSR.

     (b)  There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in rule  30a-3(d)  under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the registrant's second half year in the case of an annual report) that have  materially  affected,  or are reasonably  likely to materially  affect,  the  registrant's  internal control over financial reporting.

Item 10. Exhibits

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Equity Income Fund, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        November 19, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        November 19, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        November 19, 2003